PROVISION FOR POST-EMPLOYMENT BENEFITS - Recalculation of employee benefits obligations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
PROVISION FOR POST-EMPLOYMENT BENEFITS
Liabilities at the Beginning of Year	$ 27,632	$ 351,977
Post-employment benefits costs	77,388	379,569
Actuarial gain on liabilities	(549)	(20,356)	$ 9,453
Company contribution	(105,052)	(248,165)
Employee benefits paid	0	(433,286)
Exchange rate impact	581	(2,107)
Liabilities at the End of Year	$ 0	$ 27,632	$ 351,977